Buffalo International Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)
COMMON STOCKS - 92.0%	Shares	Value
Belgium - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev SA/NV	101,463	6,549,230
Canada - 5.4%
Chemicals - 0.9%
Nutrien Ltd.	150,000	8,449,500
Commercial Services & Supplies - 1.6%
GFL Environmental, Inc.	426,897	14,732,215
Ground Transportation - 1.5%
Canadian National Railway Co.	110,601	13,894,804
Software - 1.4%
Constellation Software, Inc./Canada	5,502	13,641,414
Total Canada		50,717,933
China - 0.6%
Banks - 0.3%
China Merchants Bank Co. Ltd. - Class H	900,000	3,130,676
Textiles, Apparel & Luxury Goods - 0.3%
Li Ning Co. Ltd.	850,000	2,281,088
Total China		5,411,764
Denmark - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk AS - ADR	152,000	15,724,400
Novo Nordisk AS	40,000	4,145,248
Total Denmark		19,869,648
France - 16.4%
Aerospace & Defense - 1.3%
Thales SA	80,000	11,845,798
Beverages - 1.0%
Pernod Ricard SA	52,784	9,328,065
Chemicals - 1.4%
Air Liquide SA	67,268	13,096,744
Construction & Engineering - 1.3%
Vinci SA	100,024	12,587,521
Electrical Equipment - 2.0%
Schneider Electric SE	93,000	18,721,433
IT Services - 1.4%
Capgemini SE	64,607	13,502,293
Life Sciences Tools & Services - 0.6%
Sartorius Stedim Biotech	23,000	6,099,186
Pharmaceuticals - 1.4%
Sanofi SA - ADR	166,587	8,284,372
Sanofi SA	43,000	4,273,020
Professional Services - 1.4%
Bureau Veritas SA	508,422	12,862,922
Semiconductors & Semiconductor Equipment - 1.5%
STMicroelectronics N.V.	105,000	5,266,683
STMicroelectronics N.V. - NY Shares	178,126	8,929,456
		14,196,139
Software - 0.9%
Dassault Systemes SE	180,000	8,810,499
Textiles, Apparel & Luxury Goods - 2.2%
Kering SA	17,300	7,662,130
LVMH Moet Hennessy Louis Vuitton SE	15,600	12,675,553
		20,337,683
Total France		153,945,675
Germany - 12.2%
Capital Markets - 0.6%
DWS Group GmbH & Co. KGaA(a)	142,000	5,457,642
Chemicals - 1.3%
Symrise AG	107,017	11,760,673
Electronic Equipment, Instruments & Components - 0.6%
Jenoptik AG	185,211	5,808,767
Health Care Equipment & Supplies - 0.6%
Carl Zeiss Meditec AG	55,525	6,044,126
Health Care Providers & Services - 0.9%
Fresenius SE & Co. KGaA	272,659	8,451,197
Industrial Conglomerates - 1.6%
Siemens A.G. - ADR	81,200	15,233,845
Insurance - 1.7%
Hannover Rueck SE	15,000	3,586,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,434	12,209,604
		15,796,155
Pharmaceuticals - 1.3%
Merck KGaA	74,750	11,901,262
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	54,000	2,255,176
Software - 1.2%
SAP SE - ADR	71,322	11,025,668
Textiles, Apparel & Luxury Goods - 1.1%
Puma SE	177,347	9,865,710
Trading Companies & Distributors - 1.1%
Brenntag SE	113,000	10,385,525
Total Germany		113,985,746
Hong Kong - 0.8%
Beverages - 0.4%
China Resources Beer Holdings Co. Ltd.	750,000	3,290,959
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd.	120,000	4,116,031
Total Hong Kong		7,406,990
India - 1.3%
Banks - 1.3%
HDFC Bank Ltd. - ADR	55,000	3,691,050
ICICI Bank Ltd. - ADR	367,480	8,760,723
		12,451,773
Total India		12,451,773
Ireland - 7.3%
Construction Materials - 1.4%
CRH PLC	193,000	13,347,880
Food Products - 1.3%
Kerry Group PLC - Class A	134,645	11,687,073
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	161,952	13,341,606
Life Sciences Tools & Services - 1.6%
ICON PLC(b)	51,945	14,704,071
Passenger Airlines - 1.6%
Ryanair Holdings PLC(b)	455,000	9,594,492
Ryanair Holdings PLC - ADR(b)	37,486	4,999,133
Total Ireland		67,674,255
Italy - 1.1%
Beverages - 1.1%
Davide Campari-Milano NV	895,000	10,106,968
Japan - 10.4%
Beverages - 1.4%
Asahi Group Holdings Ltd.	352,000	13,107,209
Chemicals - 1.5%
Shin-Etsu Chemical Co. Ltd.	341,671	14,289,762
Electronic Equipment, Instruments & Components - 1.9%
Keyence Corp.	29,173	12,817,346
Murata Manufacturing Co. Ltd.	225,000	4,754,697
		17,572,043
Entertainment - 1.3%
Nintendo Co. Ltd.	220,000	11,447,456
Nintendo Co. Ltd. - ADR	100,000	1,299,000
Professional Services - 1.6%
BayCurrent Consulting, Inc.	436,059	15,264,689
Semiconductors & Semiconductor Equipment - 2.7%
Disco Corp.	30,000	7,409,004
Renesas Electronics Corp.(b)	1,000,000	17,880,966
		25,289,970
Total Japan		98,270,129
Korea, Republic Of - 1.6%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix, Inc.	91,194	9,952,728
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	80,000	4,855,747
Total Korea, Republic Of		14,808,475
Luxembourg - 1.0%
Life Sciences Tools & Services - 1.0%
EUROFINS SCIENTIFI EUR0.01(b)	146,648	9,566,182
Netherlands - 3.7%
Financial Services - 1.0%
Adyen NV(a)(b)	6,985	9,017,205
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV - NY Shares	15,172	11,483,990
Trading Companies & Distributors - 1.5%
IMCD N.V.	83,441	14,532,352
Total Netherlands		35,033,547
Norway - 0.7%
Machinery - 0.7%
AutoStore Holdings Ltd.(a)(b)	1,000,000	1,964,740
TOMRA Systems ASA	356,000	4,316,181
		6,280,921
Total Norway		6,280,921
Sweden - 2.3%
Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB - Class B	1,086,000	13,044,279
Hotels, Restaurants & Leisure - 0.9%
Evolution AB(a)	74,935	8,925,542
Total Sweden		21,969,821
Switzerland - 8.8%
Capital Markets - 0.9%
Julius Baer Group Ltd.	158,937	8,916,059
Construction Materials - 1.0%
Holcim AG	116,000	9,110,806
Electrical Equipment - 1.6%
ABB Ltd. - ADR	270,629	11,988,865
ABB Ltd.	65,000	2,885,881
Food Products - 1.5%
Nestle SA - ADR	80,229	9,276,879
Nestle SA	40,000	4,636,795
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	106,458	8,316,499
Alcon, Inc.	46,000	3,598,857
Life Sciences Tools & Services - 1.5%
Lonza Group AG	32,904	13,871,881
Pharmaceuticals - 1.0%
Roche Holding AG	21,800	6,337,120
Roche Holding AG - ADR	95,400	3,456,342
Total Switzerland		82,395,984
Taiwan, Province Of China - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	157,233	16,352,232
United Kingdom - 9.0%
Aerospace & Defense - 0.8%
BAE Systems PLC	540,000	7,643,257
Beverages - 1.2%
Diageo PLC - ADR	76,735	11,177,220
Health Care Equipment & Supplies - 1.2%
Smith & Nephew PLC	330,000	4,533,228
Smith & Nephew PLC - ADR	245,609	6,700,213
Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group PLC	102,302	9,225,164
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	200,000	6,580,644
Shell PLC - ADR	25,000	1,645,000
Personal Care Products - 0.8%
Unilever PLC - ADR	94,700	4,591,056
Unilever PLC	60,915	2,952,389
Pharmaceuticals - 1.6%
AstraZeneca PLC - ADR	158,828	10,697,066
AstraZeneca PLC	34,000	4,586,252
Trading Companies & Distributors - 1.5%
Ashtead Group PLC	212,000	14,735,504
Total United Kingdom		85,066,993
United States - 3.3%
Chemicals - 2.1%
Linde PLC	46,760	19,204,800
Insurance - 1.2%
Aon PLC - Class A	40,000	11,640,800
Total United States		30,845,600
Uruguay - 1.6%
Broadline Retail - 1.6%
MercadoLibre, Inc.(b)	9,700	15,243,938
TOTAL COMMON STOCKS (Cost $607,497,651)		863,953,804

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00(b)(d)	5,500	1
TOTAL WARRANTS (Cost $0)		1

SHORT-TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%	Shares
Fidelity Government Portfolio - Class Institutional, 5.24%(e)	67,212,444	67,212,444
TOTAL SHORT-TERM INVESTMENTS (Cost $67,212,444)	67,212,444
TOTAL INVESTMENTS - 99.2% (Cost $674,710,095)	$931,166,249
Other Assets in Excess of Liabilities - 0.8%	7,289,847
TOTAL NET ASSETS - 100.0%	$938,456,096

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial  Services LLC  (“S&P”).  GICS is a  service  mark  of MSCI,  Inc.  and  S&P and  has been  licensed  for use  by  U.S.  Bank  Global  Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $25,365,129 or 2.7% of the Fund’s net assets.

(b) Non-income producing security.
(c) Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1 or 0.0% of net assets as of December 31, 2023.

(e) The rate shown represents the 7-day effective yield as of December 31, 2023.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Investments:
China	–	5,411,764	–	5,411,764
Denmark	15,724,400	4,145,247	–	19,869,648
France	17,213,828	136,731,848	–	153,945,675
Germany	11,025,668	102,960,078	–	113,985,746
Hong Kong	–	7,406,990	–	7,406,990
India	12,451,773	–	–	12,451,773
Ireland	46,392,690	21,281,565	–	67,674,255
Italy	–	10,106,968	–	10,106,968
Japan	1,299,000	96,971,129	–	98,270,129
Korea, Republic Of	–	14,808,475	–	14,808,475
Luxembourg	–	9,566,182	–	9,566,182
Netherlands	11,483,990	23,549,557	–	35,033,547
Norway	–	6,280,921	–	6,280,921
Sweden	–	21,969,821	–	21,969,821
Switzerland	33,038,585	49,357,399	–	82,395,984
Taiwan, Province Of China	16,352,232	–	–	16,352,232
United Kingdom	34,810,555	50,256,438	–	85,066,993
United States	30,845,600	–	–	30,845,600
Uruguay	15,243,938	–	–	15,243,938
Common Stocks - Total	$296,600,192	$567,353,612	$–	$863,953,804
Warrants	–	–	1	1
Money Market Funds	67,212,444	–	–	67,212,444
Total Investments	$363,812,636	$567,353,612	$1	$931,166,249
Refer to the Schedule of Investments for industry classifications.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2023, the Fund held 65 securities where a fair value factor was applied, with a market value of $563,421,355, or 60.03% of Net Assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporatebond valuation policies.

FOREIGN INVESTMENT RISK
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since
1978.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained  from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. As of December 31, 2023, the Fund held 1 security where a fair value factor was  applied, with a market value of $1, or 0.00% of Net Assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2023. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$296,600,192	567,353,612	-	$863,953,804
Warrants	$-	-	1	$1
Short Term Investments	67,212,444	-	-	67,212,444
Total*	$363,812,636	$567,353,612	1	$931,166,249

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended December 31, 2023
Fair Value as of 03/31/2023 Purchases Fair Value as of 12/31/2023	- 1 1
The change in unrealized appreciation/(depreciation) for Level 3 securities still held at December 31, 2023 was $0.

The following is a summary of quantitative information about level 3 valued measurements:

Buffalo International Fund
	Value at December 31, 2023	Valuation Technique(s)
Warrants	$1	Acquisition Cost

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2023.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2023.  The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.